Intangible Assets (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	CAD 355	CAD 369
Ending balance	364	355
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	693	672
Additions	51	21
Additions - capital lease		3
Retirements		(3)
Change in foreign exchange rates	(3)	(2)
Transfers	(3)	(2)
Ending balance	744	693
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	338	303
Retirements	1
Change in foreign exchange rates		(3)
Transfers	0
Amortization	41	38
Ending balance	380	338
Coal rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	63	69
Ending balance	53	63
Coal rights | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	178	178
Additions	0	0
Additions - capital lease		0
Retirements		0
Change in foreign exchange rates	0	0
Transfers	0	0
Ending balance	178	178
Coal rights | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	115	109
Retirements	0
Change in foreign exchange rates		0
Transfers	2
Amortization	8	6
Ending balance	125	115
Software and other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	105	114
Ending balance	126	105
Software and other | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	268	256
Additions	31	0
Additions - capital lease		3
Retirements		(3)
Change in foreign exchange rates	(3)	(1)
Transfers	(18)	(13)
Ending balance	314	268
Software and other | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	163	142
Retirements	1
Change in foreign exchange rates		(3)
Transfers	0
Amortization	24	24
Ending balance	188	163
Power sale contracts
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	163	171
Ending balance	156	163
Power sale contracts | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	223	223
Additions	0	0
Additions - capital lease		0
Retirements		0
Change in foreign exchange rates	0	0
Transfers	0	0
Ending balance	223	223
Power sale contracts | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	60	52
Retirements	0
Change in foreign exchange rates		0
Transfers	(2)
Amortization	9	8
Ending balance	67	60
Intangibles under development
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	24	15
Ending balance	29	24
Intangibles under development | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	24	15
Additions	20	21
Additions - capital lease		0
Retirements		0
Change in foreign exchange rates	0	(1)
Transfers	15	11
Ending balance	29	24
Intangibles under development | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0	0
Retirements	0
Change in foreign exchange rates		0
Transfers	0
Amortization	0	0
Ending balance	CAD 0	CAD 0